PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 21, 2005 to the

Prospectus for Institutional and Administrative Class Shares

Dated May 1, 2005

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the CommodityRealReturn Strategy Portfolio invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Portfolio may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Portfolio consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Portfolio. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Portfolio’s investment return.

The section of the prospectus “Tax Consequences — A Note on the CommodityRealReturn Strategy Portfolio” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Portfolio.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Portfolio may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Portfolio consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Portfolio. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Portfolio’s investment return. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Portfolio currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Portfolio consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Portfolio. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Portfolio’s investment return. To the extent the All Asset Portfolio invests in the CommodityRealReturn Strategy Fund, an Underlying Fund, the use of alternative investments and structures by the Underlying Fund could negatively affect the All Asset Portfolio’s investment return. See “Tax Consequences.”

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques — Derivatives — A Note on the CommodityRealReturn Strategy Portfolio” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Portfolio.  The CommodityRealReturn Strategy Portfolio typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Portfolio may also invest in commodity options, futures, options on futures and index-linked and leveraged or unleveraged commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Portfolio may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Portfolio would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Portfolio were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Portfolio’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Portfolio’s total return.

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Portfolio may invest in commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Portfolio,” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 21, 2005 to the Prospectuses for

Institutional and Administrative Class Shares of the CommodityRealReturn Strategy Portfolio,

Each Dated May 1, 2005

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY THE SUPPLEMENT

DATED DECEMBER 19, 2005

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the CommodityRealReturn Strategy Portfolio invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Portfolio may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Portfolio consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Portfolio. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Portfolio’s investment return.

The section of the prospectus “Tax Consequences — A Note on the CommodityRealReturn Strategy Portfolio” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Portfolio.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Portfolio may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Portfolio consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Portfolio. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Portfolio’s investment return. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Portfolio currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Portfolio consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Portfolio. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Portfolio’s investment return. See “Tax Consequences.”

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques — Derivatives — A Note on the CommodityRealReturn Strategy Portfolio” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Portfolio.  The CommodityRealReturn Strategy Portfolio typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Portfolio may also invest in commodity options, futures, options on futures and index-linked and leveraged or unleveraged commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Portfolio may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Portfolio would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Portfolio were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Portfolio’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Portfolio’s total return.

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Portfolio may invest in commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Portfolio,” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 21, 2005 to the Prospectuses for

Institutional, Administrative, Advisor and Class M Shares of the All Asset Portfolio,

Each Dated May 1, 2005

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY THE SUPPLEMENT

DATED DECEMBER 19, 2005

The All Asset Portfolio may invest in the CommodityRealReturn Strategy Fund, an underlying fund of the PIMCO Funds (the “Fund”). On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund’s (and, to the extent the All Asset Portfolio invests in the Fund, the All Asset Portfolio’s) investment return.

The section of the prospectus “Tax Consequences — A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund’s (and, to the extent the All Asset Portfolio invests in the Fund, the All Asset Portfolio’s) investment return. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund, an Underlying Fund in which the All Asset Portfolio may invest, currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund’s (and, to the extent the All Asset Portfolio invests in the Fund, the All Asset Portfolio’s) investment return. See “Tax Consequences.”

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques — Derivatives — A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund.  The CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Fund may also invest in commodity options, futures, options on futures and index-linked and leveraged or unleveraged commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Fund were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return.

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 21, 2005 to the

Prospectus for Administrative Class Shares of the Diversified Income,

RealEstateRealReturn Strategy, Foreign Bond (Unhedged) and All Asset All Authority Portfolio

Dated September 30, 2005

The All Asset All Authority Portfolio may invest in the CommodityRealReturn Strategy Fund, an underlying fund of the PIMCO Funds (the “Fund”). On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund’s (and, to the extent the All Asset All Authority Portfolio invests in the Fund, the All Asset All Authority Portfolio’s) investment return.

The section of the prospectus “Tax Consequences — A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund’s (and, to the extent the All Asset All Authority Portfolio invests in the Fund, the All Asset All Authority Portfolio’s) investment return. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund, an Underlying Fund in which the All Asset All Authority Portfolio may invest, currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund’s (and, to the extent the All Asset All Authority Portfolio invests in the Fund, the All Asset All Authority Portfolio’s) investment return. See “Tax Consequences.”

Under the section of the prospectus “Characteristics and Risks of Securities and Investment Techniques — Derivatives,” the last three paragraphs of that section are replaced in their entirety with the following:

A Note on the CommodityRealReturn Strategy Fund.  The CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Fund may also invest in commodity options, futures, options on futures and index-linked and leveraged or unleveraged commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Fund were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return.

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 21, 2005 to the

Prospectus for Advisor and M Class Shares of the All Asset All Authority Portfolio

Dated September 30, 2005

The All Asset All Authority Portfolio may invest in the CommodityRealReturn Strategy Fund, an underlying fund of the PIMCO Funds (the “Fund”). On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund’s (and, to the extent the All Asset All Authority Portfolio invests in the Fund, the All Asset All Authority Portfolio’s) investment return.

The section of the prospectus “Tax Consequences — A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund.  One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling would limit the extent to which the Fund may invest in such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund’s (and, to the extent the All Asset All Authority Portfolio invests in the Fund, the All Asset All Authority Portfolio’s) investment return. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

The section of the prospectus “Summary of Principal Risks — Tax Risk” is replaced in its entirety as follows:

Tax Risk

The CommodityRealReturn Strategy Fund, an Underlying Fund in which the All Asset All Authority Portfolio may invest, currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund’s (and, to the extent the All Asset All Authority Portfolio invests in the Fund, the All Asset All Authority Portfolio’s) investment return. See “Tax Consequences.”

The section of the prospectus “Characteristics and Risks of Securities and Investment Techniques — Derivatives — A Note on the CommodityRealReturn Strategy Fund” is replaced in its entirety as follows:

A Note on the CommodityRealReturn Strategy Fund.  The CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Fund may also invest in commodity options, futures, options on futures and index-linked and leveraged or unleveraged commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Fund were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return.

On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that may limit the extent to which the Fund may invest in commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006. See “Tax Consequences — A Note on the CommodityRealReturn Strategy Fund, an Underlying Fund” above for further information.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 21, 2005 to the

Statement of Additional Information

dated October 19, 2005

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY THE SUPPLEMENT

DATED DECEMBER 19, 2005

Under the section “Taxation” of the Statement of Additional Information, the fourth paragraph is replaced in its entirety as follows:

As described in the Prospectus, the CommodityRealReturn Strategy Portfolio currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Portfolio invests to not be considered qualifying income after June 30, 2006.

The Revenue Ruling has no immediate impact on the current operations of the Portfolio and will not affect the ability of the Portfolio to qualify as a regulated investment company for tax purposes for periods through June 30, 2006.

Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Portfolio consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Portfolio. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Portfolio’s investment return.